Segment Reporting	3 Months Ended
Jun. 30, 2012
Segment Reporting
Segment Reporting Disclosure

	TELIPHONE CORP.
	SEGREGATED FINANCIAL SUMMARY
	SIX MONTHS ENDED MARCH 31, 2012

	Teliphone	NYTEX	Total
Segmented Operating Revenues	$2,323,967	$5,042,126	$7,366,093
Total Cost of Revenues	1,582,099	4,208,555	5,790,654
Gross Profit	741,868	833,571	1,575,439

Total Operating Expenses Net of Depreciation and Amortization	630,658	214,207	844,865
Depreciation and Amortization	643,728	-	643,728

Net Income (Loss) Applicable to Common Shares	($532,518)	$619,364	$86,846

Segmented Fixed Assets
NYTEX Trading Platform	$-	$2,108,333	$2,108,333
Client Lists	1,235,037	475,000	1,710,037
Goodwill	585,040	2,000,000	2,585,040
Furniture and Fixtures	1,450,293	-	1,450,293

Total Assets	$3,270,370	$4,583,333	$7,853,703